PRUDENTIAL INVESTMENT PORTFOLIOS 3

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

November 8, 2013

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Prudential Real Assets Fund, a series of

Prudential Investment Portfolios 3
Schedule 14C Information Statement
under the Securities Act of 1934

Dear Mr. Greene:

On behalf of the Prudential Real Assets Fund, a series of Prudential Investment Portfolios 3 (the “Registrant”), will filed a Preliminary Schedule 14C Information Statement pursuant to Section 14(c) under the Securities Exchange Act of 1934 (the “1934 Act”) (the “Information Statement”). The Information Statement was filed for the purpose of providing notice to shareholders and in lieu of a proxy statement to notify the shareholders of a new subadvisory agreement with CoreCommodity Management, LLC pursuant to the terms of a multi-manager order previously issued by the staff of the Securities and Exchange Commission (“SEC”). On November 8, 2013 we filed the Definitive Information Statement (the “Amendment”). The Amendment includes non-material revisions as well as responses to the staff’s comments.

This letter is intended to respond to the staff’s comments on the Amendment that you conveyed by telephone on November 6, 2013. For your convenience, a summary of the Staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below. The responses will be included in the Amendment. Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

General

1.	Comment

Please make note of the staff’s comments and respond in a formal writing.

Response

This transmittal letter will memorialize the staff’s comments and will be filed via EDGAR.

2.	Comment

In the future please include a transmittal letter with the Information Statement.

Response

The Registrant will include a transmittal letter with any future preliminary information statements.

3.	Comment

Please disclose if the assignment will result in any “unfair burdens” pursuant to Section 15(c) if the Investment Company Act of 1940 (the “1940 Act”).

Response.

The assignment is not expected to result in any unfair burdens under the 1940 Act.

4.	Comment

Please review your 12b-1 plans and determine if they also automatically terminated as a result of the assignment of the subadvisory agreement.

Response

The Fund’s Rule 12b-1 plans did not automatically terminate as a result of the assignment of the subadvisers contract.

5. Comment

Please explain the notice requirement for a shareholder to raise a proposal in-person at the meeting.

Response

The disclosure has been revised as requested.

 6. Comment

.

Please include the 5% information in the definitive filing.

Response:

The Amendment includes the missing information

Tandy Representations

The Registrant hereby acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (ii) Commission staff comments or changes to disclosure in the Information Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

                                  Vice President & Corporate Counsel